Note 5 - Loans (Details Textual) $ in Thousands, ¥ in Millions	May 03, 2020 USD ($)	Mar. 28, 2019 USD ($)	Mar. 31, 2021 USD ($)	Mar. 28, 2019 CNY (¥)
Long-term Debt, Total			$ 2,161
Term Loan [Member] | China Construction Bank [Member]
Debt Instrument, Term (Year)		3 years
Long-term Debt, Total		$ 1,493		¥ 10
Debt Instrument, Interest Rate, Stated Percentage			5.45%
Paycheck Protection Program CARES Act [Member]
Debt Instrument, Term (Year)	2 years
Debt Instrument, Interest Rate, Stated Percentage	1.00%
Proceeds from Issuance of Long-term Debt, Total	$ 635